Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE ALL-CAP OPPORTUNITIES FUND, INC.
Entity Central Index Key	0000773485
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000005476
Shareholder Report [Line Items]
Fund Name	All-Cap Opportunities Fund
Class Name	Investor Class
Trading Symbol	PRWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about All-Cap Opportunities Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
All-Cap Opportunities Fund - Investor Class	$40	0.81%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 14,600,660,000
Holdings Count | Holding	96
InvestmentCompanyPortfolioTurnover	42.40%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$14,600,660
Number of Portfolio Holdings	96

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	42.4%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	36.5%
Consumer Discretionary	13.1
Financials	12.5
Industrials & Business Services	9.2
Communication Services	9.1
Health Care	8.0
Energy	4.0
Materials	3.4
Utilities	2.1
Other	2.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	6.2%
Alphabet	5.4
Apple	4.8
Broadcom	3.9
Amazon.com	3.0
Microsoft	2.8
Visa	2.8
JPMorgan Chase	2.4
KLA	2.4
Meta Platforms	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000012105
Shareholder Report [Line Items]
Fund Name	All-Cap Opportunities Fund
Class Name	Advisor Class
Trading Symbol	PAWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about All-Cap Opportunities Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
All-Cap Opportunities Fund - Advisor Class	$52	1.05%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 14,600,660,000
Holdings Count | Holding	96
InvestmentCompanyPortfolioTurnover	42.40%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$14,600,660
Number of Portfolio Holdings	96

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	42.4%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	36.5%
Consumer Discretionary	13.1
Financials	12.5
Industrials & Business Services	9.2
Communication Services	9.1
Health Care	8.0
Energy	4.0
Materials	3.4
Utilities	2.1
Other	2.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	6.2%
Alphabet	5.4
Apple	4.8
Broadcom	3.9
Amazon.com	3.0
Microsoft	2.8
Visa	2.8
JPMorgan Chase	2.4
KLA	2.4
Meta Platforms	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000166319
Shareholder Report [Line Items]
Fund Name	All-Cap Opportunities Fund
Class Name	I Class
Trading Symbol	PNAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about All-Cap Opportunities Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
All-Cap Opportunities Fund - I Class	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 14,600,660,000
Holdings Count | Holding	96
InvestmentCompanyPortfolioTurnover	42.40%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$14,600,660
Number of Portfolio Holdings	96

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	42.4%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	36.5%
Consumer Discretionary	13.1
Financials	12.5
Industrials & Business Services	9.2
Communication Services	9.1
Health Care	8.0
Energy	4.0
Materials	3.4
Utilities	2.1
Other	2.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	6.2%
Alphabet	5.4
Apple	4.8
Broadcom	3.9
Amazon.com	3.0
Microsoft	2.8
Visa	2.8
JPMorgan Chase	2.4
KLA	2.4
Meta Platforms	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000256316
Shareholder Report [Line Items]
Fund Name	All-Cap Opportunities Fund
Class Name	Z Class
Trading Symbol	PNZAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about All-Cap Opportunities Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
All-Cap Opportunities Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 14,600,660,000
Holdings Count | Holding	96
InvestmentCompanyPortfolioTurnover	42.40%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$14,600,660
Number of Portfolio Holdings	96

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	42.4%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	36.5%
Consumer Discretionary	13.1
Financials	12.5
Industrials & Business Services	9.2
Communication Services	9.1
Health Care	8.0
Energy	4.0
Materials	3.4
Utilities	2.1
Other	2.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	6.2%
Alphabet	5.4
Apple	4.8
Broadcom	3.9
Amazon.com	3.0
Microsoft	2.8
Visa	2.8
JPMorgan Chase	2.4
KLA	2.4
Meta Platforms	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless